Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Stock-Based Compensation [Abstract]
Stock-Based Compensation

(12) Stock-Based Compensation

In July 2023, the Company’s board of directors adopted and stockholders approved the 2023 Incentive Equity Plan (the “2023 Plan”). The 2023 Plan became effective immediately upon the closing of the Amended and Restated Business Combination Agreement. Initially, a maximum number of 8,763,322 shares of Complete Solaria Common Stock may be issued under the 2023 Plan. In addition, the number of shares of Complete Solaria Common Stock reserved for issuance under the 2023 Plan will automatically increase on January 1 of each year, starting on January 1, 2024 and ending on January 1, 2033, in an amount equal to the lesser of (1) 4% of the total number of shares of Complete Solaria’s Common Stock outstanding on December 31 of the preceding year, or (2) a lesser number of shares of Complete Solaria Common Stock determined by Complete Solaria’s Board prior to the date of the increase. The maximum number of shares of Complete Solaria Common Stock that may be issued on the exercise of incentive stock options (“ISOs”) under the 2023 Plan is three times the number of shares available for issuance upon the 2023 Plan becoming effective (or 26,289,966 shares).

Historically, awards were granted under the Amended and Restated Complete Solaria Omnibus Incentive Plan (“2022 Plan”), the Complete Solar 2011 Stock Plan (“2011 Plan”), the Solaria Corporation 2016 Stock Plan (“2016 Plan”) and the Solaria Corporation 2006 Stock Plan (“2006 Plan”) (together with the Complete Solaria, Inc. 2023 Incentive Equity Plan (“2023 Plan”), “the Plans”).

Under the Plans, the Company has granted service-based stock options and restricted stock units (“RSUs”). Compensation expense for stock options under the Company’s cliff vesting schedule is generally recognized equally over the vesting period of five years. RSUs granted during the fiscal year ended December 29, 2024 are also generally recognized under the cliff vesting schedule that is recognized equally over the vesting period of five years.

The information below summarizes the stock option activity under the Plans.

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding-December 29, 2024	9,997,233	$2.77	5.29	$6,356
Options granted	-
Options exercised	(43,793)	0.99		39
Options canceled	(2,194,273)	3.58
Outstanding-March 30, 2025	7,759,167	2.54	4.88	3,764
Vested and expected to vest- March 30, 2025	7,759,167	2.54	4.88	3,764
Vested and exercisable- March 30, 2025	3,767,004	4.73	3.53	1,763

The information below summarizes the RSU activity.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 29, 2024	1,982,135	$1.79
Granted	-
Vested and released	(93,470)	1.79
Cancelled or forfeited	(157,032)	1.79
Unvested at March 30, 2025	1,731,633	1.79

Stock-based compensation expense

The following table summarizes stock-based compensation expense and its allocation within the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss) (in thousands):

	Thirteen Weeks Ended
	March 30, 2025	March 31, 2024
Cost of revenues	$46	$27
Sales and marketing	126	216
General and administrative	142	1,098
Total stock-based compensation expense	$314	$1,341

As of March 30, 2025, unrecognized stock-based compensation costs related to service-based options and RSUs was $2.7 million and $2.7 million respectively, and such compensation cost is expected to be recognized over a weighted-average period of 3.3 years and 4.4 years, respectively.

(17) Stock-Based Compensation

In July 2023, the Company’s board of directors adopted and stockholders approved the 2023 Incentive Equity Plan (the “2023 Plan”). The 2023 Plan became effective immediately upon the closing of the Amended and Restated Business Combination Agreement. Initially, a maximum number of 8,763,322 shares of Complete Solaria Common Stock may be issued under the 2023 Plan. In addition, the number of shares of Complete Solaria Common Stock reserved for issuance under the 2023 Plan will automatically increase on January 1 of each year, starting on January 1, 2024 and ending on January 1, 2033, in an amount equal to the lesser of (1) 4% of the total number of shares of Complete Solaria’s Common Stock outstanding on December 31 of the preceding year, or (2) a lesser number of shares of Complete Solaria Common Stock determined by Complete Solaria’s Board prior to the date of the increase. The maximum number of shares of Complete Solaria Common Stock that may be issued on the exercise of incentive stock options (“ISOs”) under the 2023 Plan is three times the number of shares available for issuance upon the 2023 Plan becoming effective (or 26,289,966 shares).

Historically, awards were granted under the Amended and Restated Complete Solaria Omnibus Incentive Plan (“2022 Plan”), the Complete Solar 2011 Stock Plan (“2011 Plan”), the Solaria Corporation 2016 Stock Plan (“2016 Plan”) and the Solaria Corporation 2006 Stock Plan (“2006 Plan”) (together with the Complete Solaria, Inc. 2023 Incentive Equity Plan (“2023 Plan”), “the Plans”).

Under the Plans, the Company has granted service-based stock options and restricted stock units (“RSUs”). Compensation expense for stock options under the Company’s cliff vesting schedule is generally recognized equally over the vesting period of five years. RSUs granted during the fiscal year ended December 29, 2024 are also generally recognized under the cliff vesting schedule that is recognized equally over the vesting period of five years.

The information below summarizes the stock option activity under the Plans.

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding-December 31, 2023	11,716,646	$3.48	8.53	$2,756
Options granted	6,121,251	0.93
Options exercised	(398,883)	0.77		39
Options canceled	(7,441,781)	0.17
Outstanding-December 29, 2024	9,997,233	2.77	5.29	6,356
Vested and expected to vest- December 29, 2024	9,997,233	2.77	5.29	6,356
Vested and exercisable- December 29, 2024	4,264,705	3.54	3.75	1,857

The information below summarizes the RSU activity.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	58,097	$2.07
Granted	2,593,097	1.78
Vested and released	(669,059)	1.73
Cancelled or forfeited	-	-
Unvested at December 29, 2024	1,982,135	1.79

The aggregate fair value of the Company’s stock options vested during 2024 and 2023 was $1.9 million and $3.8 million, respectively.

Determination of Fair Value

The Company estimated the grant-date fair value of stock options using the Black-Scholes-Merton option-pricing model. The determination of the fair value of each stock award using this option-pricing model is affected by the Company’s assumptions regarding a number of complex and subjective variables. These variables include, but are not limited to, the expected stock price volatility over the term of the awards. Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award.

The following assumptions were used to calculate the fair value of stock-based compensation:

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Expected term (in years)	5.00 - 6.32	5.50 - 6.32
Expected volatility	58.45% - 62.39%	77.0%
Risk-free interest rate	3.81% - 4.71%	1.7% - 4.7%
Expected dividends	0.0%	0.0%

Expected term - The Company uses the simplified method to calculate the expected term of stock option grants to employees as the Company does not have sufficient comparable historical exercise data to provide a reasonable basis upon which to estimate the expected term of stock options granted to employees. The expected term equals the arithmetic average of the vesting term and the original contractual term of the option (generally 10 years).

Expected volatility - Due to the Company’s limited operating history and a lack of company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of peer companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards.

Risk-free interest rate - The risk-free rate assumption is based on U.S. Treasury instruments with maturities similar to the expected term of the Company’s stock options.

Expected dividends - The Company has not issued any dividends in its history and does not expect to issue dividends over the life of the options and therefore has estimated the dividend yield to be zero.

Fair value of common stock - Prior to the Mergers, fair value of the shares of common stock underlying the stock-based awards has historically been determined by the Board of Directors, with input from management. Because there has been no public market for the Company’s common stock prior to the Mergers, the Board of Directors has determined the fair value of the common stock on the grant-date of the stock-based award by considering a number of objective and subjective factors. Such factors include a valuation of the Company’s common stock performed by an unrelated third-party specialist, valuations of comparable companies, sales of the Company’s redeemable convertible preferred stock to unrelated third-parties, operating and financial performance, the lack of liquidity of the Company’s capital stock, as well as general and industry-specific economic outlooks. For financial reporting purposes, the Company considers the amount of time between the valuation date and the grant date to determine whether to use the latest common stock valuation or a straight-line interpolation between the two valuation dates. The determination included an evaluation of whether the subsequent valuation indicated that any significant change in valuation had occurred between the previous valuation and the grant date.

Subsequent to the Mergers, the fair value of the shares of common stock underlying the stock-based awards is based on the price of the Company’s common stock in the open market on the date of the grant.

Stock-based compensation expense

The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations and comprehensive loss (in thousands):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Cost of revenues	$157	$84
Sales and marketing	598	487
General and administrative	2,312	2,252
Loss from discontinued operations, net of tax	-	2,376
Total stock-based compensation expense	$3,067	$5,199

As of December 29, 2024, there was a total of $15.1 million and $4.2 million unrecognized stock-based compensation costs related to service-based options and RSUs, respectively. Such compensation cost is expected to be recognized over a weighted-average period of approximately 2.2 years and 4.7 years, respectively.

In 2024 and 2023, the Company’s board of directors approved the modification to accelerate the vesting of 788,192 and 52,167 options, respectively, for employees that were terminated. Additionally, the board of directors approved an extension of the post termination exercise period for 4,343,172 and 280,412 vested options of terminated employees in the years ended December 29, 2024, and December 31, 2023, respectively. In connection with the modifications, the Company recorded incremental stock-based compensation expense of $0.7 million and $0.1 million in the fiscal years ended December 29, 2024, and December 31, 2023, respectively.